Unaudited Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Expenses
Bank fees and interest	$ 3,284	$ 354	$ 4,077	$ 557
Consulting fees	64,071	15,650	82,771	24,650
Director and officer consulting fees	173,671	45,593	238,102	71,093
General and administrative	10,616	385	32,118	6,593
Interest expense and accretion on convertible debenture	31,979		126,884
Other interest and charges	28,207		28,207
Insurance	96,656		98,299
Amortization of transaction cost	41,645		50,618
Professional fees	378,133	1,372	393,811	5,897
Share-based compensation	1,713,160		1,713,160
Transfer agent and regulatory fees	129,235		139,491
Travel expenses	18,281		18,281
Total Expenses	(2,688,938)	(63,354)	(2,925,819)	(108,790)
Other income (loss)
Foreign currency	19,778	5,031	18,198	5,031
Government grants	30,995		30,995
Gain on change in fair value of derivative liability	438,340		463,968
Loss and comprehensive loss for the period	$ (2,199,825)	$ (58,323)	$ (2,412,658)	$ (103,759)
Weighted average number of shares outstanding
Basic and diluted (in Shares)	14,876,909	13,008,014	13,943,543	13,008,014
Loss per share
Basic and diluted (in Dollars per share)	$ (0.15)	$ 0	$ (0.17)	$ (0.01)